Deposits by Banks - Schedule of Deposits by Banks (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of deposits from banks [line items]
Deposits by banks	£ 20,502	£ 20,958
Drawdown from TFS	3,300	6,300
Drawdown from TFSME	15,200	11,700
Items in the course of transmission
Disclosure of deposits from banks [line items]
Deposits by banks	497	375
Deposits held as collateral
Disclosure of deposits from banks [line items]
Deposits by banks	1,034	2,063
Other deposits
Disclosure of deposits from banks [line items]
Deposits by banks	18,951	18,519
Amounts due to Santander UK subsidiaries
Disclosure of deposits from banks [line items]
Deposits by banks	£ 20	£ 1